Personnel costs - Summary of Personal Costs (Details) - EUR (€) € in Millions		4 Months Ended	12 Months Ended
		Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Opella Business
Employee Benefits [Line Items]
Total(b)		€ 312		€ 886	€ 826
Salaries			€ 6,971	7,236	7,183
Social security charges (including defined-contribution pension plans)			2,099	2,189	2,100
Other employee expense	[1]		736	766	531
Total(b)	[2]		€ 9,806	€ 10,191	€ 9,814
Personnel costs	Personnel costs
Total personnel costs (other than termination benefits, presented in Note D.27.) include the following items:

(€ million)	2025	2024	2023
Salaries	6,971	7,236	7,183
Social security charges (including defined-contribution pension plans)	2,099	2,189	2,100
Other employee benefits(a)	736	766	531
Total(b)	9,806	10,191	9,814
(a) Includes expenses related to share-based payments and defined-benefit plans.
(b) Includes personnel costs related to Opella of €312 million from January 1, 2025 to April 30, 2025, €886 million for 2024, €826 million for 2023.
The total number of registered employees was 76,493 as of December 31, 2025, compared with 84,587 as of December 31, 2024 and 87,994 as of December 31, 2023.

[1]	(a) Includes expenses related to share-based payments and defined-benefit plans.
[2]	(b) Includes personnel costs related to Opella of €312 million from January 1, 2025 to April 30, 2025, €886 million for 2024, €826 million for 2023.